Segment Information (Tables)	12 Months Ended
Dec. 31, 2025
Segment Information [Abstract]
Schedule of Group’s Revenues

The Group’s revenues derived from different channels for the years ended December 31, 2023, 2024 and 2025, are as below:

	For the years ended December 31,
	2023	2024	2025
Offline sales to dealers	$84,894	$85,896	$72,879
Offline sales to ODM customers	53,972	51,064	67,129
Online sales to retail customers	11,356	12,868	15,240
Total	$150,222	$149,828	$155,248

Schedule of Disaggregation of Revenues by Geographic Area	The following table sets forth the disaggregation of revenues by geographic area:
	For the years ended December 31,
	2023	2024	2025
North America	$89,662	$89,971	$86,826
Europe	52,976	48,360	47,008
Asia	6,227	9,801	18,570
Others	1,357	1,696	2,844
Total	$150,222	$149,828	$155,248